Common shares (Details 1) - CAD	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Outstanding	3,656,121
Number of warrants issued, Shares		4,502,821
Number of warrants exercised, Shares	(2,057,852)	(846,700)
Number of warrants expired, Shares	(1,598,269)
Outstanding		3,656,121
Warrant [Member]
Outstanding, Amount	CAD 1,064,222
Number of warrants exercised, Amount	CAD 2,735,995	CAD 1,064,222
Number of warrants expired, Amount
Outstanding, Amount	CAD 3,800,217	CAD 1,064,222